Schedule of deferred tax liability (Details) - CAD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Deferred tax assets:
Lease liabilities	$ 1,787	$ 1,820
Loss carry forward	881	1,423
Asset retirement obligation	353	330
Total	3,021	3,573
Deferred tax liabilities:
Intangible assets	(3,184)	(3,948)
Derivative financial instruments	(105)	(82)
Property, plant and equipment	(3,211)	(3,517)
Right-of-use assets	(1,875)	(1,794)
Long-term debt	(111)	(67)
Total	(8,486)	(9,408)
Net deferred tax liabilities	(5,465)	(5,835)
Deferred tax liabilities resulted from acquisition of OFIT GM & OFIT RT	(1,073)	(1,073)
Deferred tax liabilities resulted from acquisition of Solar Flow Through Funds	(9,937)	(9,937)
Deferred tax recovery	$ 5,545	$ 5,175